EQUITY AND SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
EQUITY AND SHARE BASED PAYMENTS

NOTE 21 -EQUITY AND SHARE BASED PAYMENTS

a.Share capital:

The Company's share capital consists of ordinary shares, which are traded on the Tel Aviv Stock Exchange Ltd. under the symbol "PTNR", and are quoted on the NASDAQ Global Select Market™, in the form of American Depositary Shares ("ADSs"), each representing one of the Company’s ordinary shares, under the symbol "PTNR", according to the dual listing regulations. The ADSs are evidenced by American Depositary Receipts ("ADRs"). Citibank, N.A. serves as the Company's depository for ADSs. The holders of ordinary shares are entitled vote in the general meetings of shareholders and to receive dividends as declared.

Under the provisions of the Company's licenses (note 1(c)), restrictions are placed on transfer of the Company's shares and placing liens thereon. The restrictions include the requirement of advance written consent of the Minister of Communications be received prior to transfer of 10% or more of the Company's shares to a third party. Nevertheless, under certain licenses granted, directly or indirectly, to the Company, a notice to, the Minister of Communications may be required for holding any means of control in the Company. The Company's license also restricts cross-ownership and cross-control among competing mobile telephone operators, including the ownership of 5% or more of the means of control of both the Company and a competing operator, without the consent of the Minister of Communications, which may limit certain persons from acquiring our shares. See also note 26 (d) with respect of holdings of approved Israeli shareholders in the Company.

Through December 31, 2008 the Company purchased its own 4,467,990 shares at the cost of NIS 351 million, and during 2018 the Company purchased its own 6,501,588 shares at the cost of NIS 100 million (upon repurchase were recorded as "treasury shares"). In accordance with the Israeli Companies Law, the treasury shares are considered dormant shares as long as they are held by the Company, and as such they do not bear any rights (including the right to vote in general meetings of shareholders and to receive dividends) until they are transferred to a third party. Some of the treasury shares were offered to employees under a share based compensation plan: Company's Equity Incentive Plan as restricted shares awards ("RSAs") (see (b) below).

As of December 31, 2021 a total of 7,337,759 treasury shares remained, of which 1,349,119 were allocated to a trustee on behalf of the employees under the plan. The RSAs offered under the plan are under the control of the Company until vested under the plan and therefore are not presented in the financial statements as outstanding shares until vested.

In January 2020, the Company issued 19,330,183 shares of the Company to institutional investors, following a tender under a shelf offering, and by way of a private placement. The total net consideration received was approximately NIS 276 million. The offering expenses totaled NIS 10 million.

F - 70

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 21 -EQUITY AND SHARE BASED PAYMENTS (continued)

b.Share based compensation to employees

(1)Description of the Equity Incentive Plan

Share options and restricted shares were granted to employees in accordance with Company's 2004 Amended and Restated Equity Incentive Plan (the "Plan"). It includes allocation of restricted shares ("RSAs") to the Company's employees and officers and determines the right to vote at the general meetings of shareholders and the right to receive dividends distributed with respect to the restricted shares. The vesting of the options and the earning of the restricted shares are subject to vesting/restriction periods as well as performance conditions set by the Company's management bodies (The Compensation Committee and The Board of Directors; and in addition, regarding the CEO - The General Assembly of Shareholders). The Company expects that the performance conditions will be met. In accordance with the Plan, under certain conditions, the share options and the restricted shares are entitled to vesting acceleration upon a change in control event. As of December 31, 2021 the company estimated that a future change of control event was probable as a result of the possible transaction referred to in note 26(c). The transaction is subject to MOC approval. The effect of this accounting estimate on the statement of operation was immaterial. The Plan's principal terms of the options include:

-Exercise price adjustment: The exercise price of options shall be reduced in the following events: (1) dividend distribution other than in the ordinary course: by the gross dividend amount so distributed per share, and (2) dividend distribution in the ordinary course: the exercise price shall be reduced the gross dividend amount so distributed per share ("Full Dividend Mechanism"), depending on the date of granting of the options.

-Cashless exercise: Most of the options may be exercised only through a cashless exercise procedure, while holders of other options may choose between cashless exercise and the regular option exercise procedure. In accordance with such cashless exercise, the option holder would receive from the Company, without payment of the exercise price, only the number of shares whose aggregate market value equals the economic gain which the option holder would have realized by selling all the shares purchased at their market price, net of the option exercise price.

(2)Information in respect of options and restricted shares granted under the Plan:

	Through December 31, 2021
	Number of options	Number of RSAs
Granted	39,936,212	6,727,668
Shares issued upon exercises and vesting	(7,022,000)	(3,633,131)
Cancelled upon net exercises, expiration and forfeitures	(25,979,213)	(1,746,720)
Outstanding	6,934,999	1,347,817
Of which(*):
Exercisable	2,189,520	201,225
Vest in 2022	2,540,988	640,912
Vest in 2023	1,852,136	424,467
Vest in 2024	352,355	81,213

(*)	The vesting schedule takes into account the acceleration of the vesting of certain grants based on a probable future change of control event, see note 21(b)(1) above.

As of December 31, 2021 the Company expects to record a total amount of compensation expenses of approximately NIS 20 million during the next three years with respect to options and restricted shares granted through December 31, 2021.

F - 71

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 21 -EQUITY AND SHARE BASED PAYMENTS (continued)

b.Share based compensation to employees (continued)

(3)Options and RSAs status summary as of December 31, 2019, 2020 and 2021 and the changes therein during the years ended on those dates:

	Year ended December 31,
	2019		2020		2021
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price
Share Options:		NIS		NIS
Outstanding at the beginning of the year	9,697,266	28.19	9,020,689	23.62	7,029,423	18.64
Granted during the year	1,232,226	16.21	1,035,635	14.24	3,827,782	15.60
Exercised during the year	(70,824)	16.62	(296,450)	14.71	(3,048,724)	17.98
Forfeited during the year	(235,150)	18.74	(252,547)	18.42	(196,000)	13.97
Expired during the year	(1,602,829)	46.64	(2,477,904)	34.10	(677,482)	24.29
Outstanding at the end of the year	9,020,689	23.62	7,029,423	18.64	6,934,999	16.83
Exercisable at the end of the year	5,623,921	27.11	4,071,714	20.04	2,189,520	19.46
Shares issued during the year due exercises	3,166		46,747		447,222

RSAs:
Outstanding at the beginning of the year	1,209,521		1,230,464		1,007,423
Granted during the year	397,476		398,055		820,059
Vested during the year	(284,427)		(534,053)		(404,025)
Forfeited during the year	(92,106)		(87,043)		(75,640)
Outstanding at the end of the year	1,230,464		1,007,423		1,347,817

	Options granted in 2019	Options granted in 2020	Options granted in 2021
Weighted average fair value of options granted using the Black & Scholes option-pricing model – per option (NIS)	3.34	3.71	4.41
The above fair value is estimated on the grant date based on the following weighted average assumptions:
Expected volatility	33.52%	37.24%	42.31%
Risk-free interest rate	0.57%	0.21%	0.18%
Expected life (years)	3	3	2
Dividend yield	*	*	*
*	Due to the Full Dividend Mechanism the expected dividend yield used in the fair value determination of such options was 0% for the purpose of using the Black & Scholes option-pricing model.

The expected volatility is based on a historical volatility, by statistical analysis of the daily share price for periods corresponding the option's expected life. The expected life is expected length of time until expected date of exercising the options, based on historical data on employees' exercise behavior and anticipated future condition. The fair value of RSAs was evaluated based on the stock price on grant date.

F - 72

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 21 -EQUITY AND SHARE BASED PAYMENTS (continued)

b.Share based compensation to employees (continued)

(4)Information about outstanding options by expiry dates:

Share options outstanding as of December 31, 2021 have the following expiry dates and exercise prices:

Expire in	Number of share options	Weighted average exercise price in NIS
2022	1,789,042	19.03
2023	2,366,252	15.44
2024	879,343	18.68
2025	202,124	16.34
2026	641,178	14.36
2027	1,057,060	16.26
	6,934,999	16.83

The expiry schedule takes into account the acceleration of the vesting of certain grants based on a probable future change of control event, see note 21(b)(1) above